PROVISION FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR ONEROUS CONTRACTS
Schedule of provision for onerous contracts

	Balance as of			Balance as of
	12/31/2020	Constitutions	Reversals	12/31/2021
Generation
Jirau	129,672	51,145	(33,695)	147,122
Funil	225,727	54,800	—	280,527
Coaracy Nunes	99,502	—	(88,470)	11,032
	454,901	105,945	(122,165)	438,681
Total	454,901	105,945	(122,165)	438,681

	Balance as of			Balance as of
	12/31/2019	Constitutions	Reversals	12/31/2020
Generation
Jirau	39,150	124,871	(34,349)	129,672
Funil	222,881	13,925	(11,079)	225,727
Coaracy Nunes	99,757	36,283	(36,538)	99,502
	361,788	175,079	(81,966)	454,901
Transmission
LT Eunápolis-T.Freitas	4,059	—	(4,059)	—
	4,059	—	(4,059)	—

Total	365,847	175,079	(86,025)	454,901

	12/31/2021	12/31/2020
Current Liabilities	10,517	40,196
Non-current Liabilities	428,164	414,705
Total	438,681	454,901